Details of non-controlling interest prior to intra-group eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	₩ 2,075,884	₩ 2,030,665	₩ 2,311,226
Non-current assets of subsidiaries	4,421,596	4,165,052	3,978,658
Current liabilities of subsidiaries	(933,560)	(1,094,870)	(916,288)
Non-current liabilities of subsidiaries	(2,304,159)	(2,058,206)	(2,150,581)
Net assets of subsidiaries	3,259,761	3,042,641	3,223,015
Book value of non-controlling interest	1,393,331	1,502,377	1,412,707
Sales of subsidiaries	2,643,343	2,739,186	2,550,576
Profit for the period of subsidiaries	175,990	315,816	289,443
Profit for the period attributable to non-controlling interest of subsidiaries	81,982	135,970	126,529
Cash flows from operating activities of subsidiaries	512,611	414,012	375,934
Cash flows from investing activities of subsidiaries	(393,916)	(143,447)	(616,659)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	75,591	(476,730)	223,880
Dividends to non-controlling interests of subsidiaries	(99,256)	(110,331)	(86,108)
Effect of exchange rate fluctuation of subsidiaries	4,005	4,051	(33,006)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 99,035	₩ (312,445)	₩ (135,959)
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 173,931	₩ 163,622	₩ 160,588
Non-current assets of subsidiaries	197,446	267,822	314,036
Current liabilities of subsidiaries	(11,990)	(16,819)	(21,546)
Non-current liabilities of subsidiaries	(44,166)	(36,594)	(36,255)
Net assets of subsidiaries	315,221	378,031	416,823
Book value of non-controlling interest	154,458	185,235	204,243
Sales of subsidiaries	95,072	99,844	109,183
Profit for the period of subsidiaries	40,818	49,631	66,320
Profit for the period attributable to non-controlling interest of subsidiaries	20,001	24,319	32,497
Cash flows from operating activities of subsidiaries	101,707	92,822	123,534
Cash flows from investing activities of subsidiaries	4,458	(4,452)	(5,276)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(68,678)	(53,733)	(44,442)
Dividends to non-controlling interests of subsidiaries	(48,750)	(51,626)	(48,855)
Effect of exchange rate fluctuation of subsidiaries	2,111	2,840	(7,432)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (9,152)	₩ (14,149)	₩ 17,529
KEPCO Plant Service & Engineering
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 779,764	₩ 628,725	₩ 623,934
Non-current assets of subsidiaries	577,219	646,640	571,152
Current liabilities of subsidiaries	(247,737)	(270,097)	(278,562)
Non-current liabilities of subsidiaries	(47,020)	(26,331)	(16,127)
Net assets of subsidiaries	1,062,226	978,937	900,397
Book value of non-controlling interest	520,491	479,679	441,194
Sales of subsidiaries	1,244,613	1,239,604	1,232,113
Profit for the period of subsidiaries	157,737	160,791	135,482
Profit for the period attributable to non-controlling interest of subsidiaries	77,291	78,788	66,386
Cash flows from operating activities of subsidiaries	164,373	129,700	129,801
Cash flows from investing activities of subsidiaries	(89,159)	(123,593)	(193,408)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(44,332)	(33,737)	(15,606)
Dividends to non-controlling interests of subsidiaries	(39,466)	(32,414)	(14,994)
Effect of exchange rate fluctuation of subsidiaries	(593)	(124)	(1,267)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (9,177)	₩ (60,168)	₩ (95,474)
KEPCO Engineering & Construction Company
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	33.92%	33.92%	33.92%
Current assets of subsidiaries	₩ 257,593	₩ 281,390	₩ 257,529
Non-current assets of subsidiaries	477,614	490,090	504,637
Current liabilities of subsidiaries	(223,522)	(248,402)	(221,860)
Non-current liabilities of subsidiaries	(19,472)	(61,698)	(83,274)
Net assets of subsidiaries	492,213	461,380	457,032
Book value of non-controlling interest	166,959	156,500	155,025
Sales of subsidiaries	448,635	433,701	490,193
Profit for the period of subsidiaries	26,398	12,937	21,222
Profit for the period attributable to non-controlling interest of subsidiaries	8,954	4,388	7,199
Cash flows from operating activities of subsidiaries	27,081	81,042	62,578
Cash flows from investing activities of subsidiaries	47,219	(50,569)	(8,622)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(34,632)	(14,591)	(55,504)
Dividends to non-controlling interests of subsidiaries	(1,807)	(2,839)	(1,419)
Effect of exchange rate fluctuation of subsidiaries	(14)	31	(101)
Net increase (decrease) of cash and cash equivalents of subsidiaries	37,847	13,074	(3,068)
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	864,596	956,928	1,269,175
Non-current assets of subsidiaries	3,169,317	2,760,500	2,588,833
Current liabilities of subsidiaries	(450,311)	(559,552)	(394,320)
Non-current liabilities of subsidiaries	(2,193,501)	(1,933,583)	(2,014,925)
Net assets of subsidiaries	1,390,101	1,224,293	1,448,763
Book value of non-controlling interest	551,423	680,963	612,245
Sales of subsidiaries	855,023	966,037	719,087
Profit for the period of subsidiaries	(48,963)	92,457	66,419
Profit for the period attributable to non-controlling interest of subsidiaries	(24,264)	28,475	20,447
Cash flows from operating activities of subsidiaries	219,450	110,448	60,021
Cash flows from investing activities of subsidiaries	(356,434)	35,167	(409,353)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	223,233	(374,669)	339,432
Dividends to non-controlling interests of subsidiaries	(9,233)	(23,452)	(20,840)
Effect of exchange rate fluctuation of subsidiaries	2,501	1,304	(24,206)
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ 79,517	₩ (251,202)	₩ (54,946)